Investment In Associate And Jointly Controlled Entity - Additional Information (Detail)	Mar. 31, 2009 LQ Energy	Jan. 31, 2008 Sinoma	Sep. 30, 2011 Geermu Hydropower
Business Acquisition [Line Items]
Percentage of equity interest acquired		33.50%
Percentage of share capital	51.00%		20.00%